ORGANIZATION AND BUSINESS DESCRIPTION - Schedule of Amounts and balances of the VIEs (Details) - VIE - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
CURRENT ASSETS:
Cash and cash equivalents	$ 2,287,645		$ 3,745,251
Restricted cash	140		138
Short-term investments	1,989,475		3,093,976
Inventories, net	1,787,072		1,584,425
Due from related parties	1,322,071		1,240,828
Long-term accounts receivable, net - current portion	84,279		82,681
Long-term other receivable, net - current portion	64,383		89,050
Finance receivables, net	55,328		70,801
Prepaid expenses and other current assets, net	1,513,193		1,112,065
TOTAL CURRENT ASSETS	16,272,326		16,363,653

Property and equipment, net	290,415		352,212
Right-of-use assets, net	104,472		104,390
Deferred tax assets, net	6,375		5,613
Long-term receivable - other receivable, net - non-current portion	414,589		591,803
Finance receivables, net	41,724		46,852
Other non-current assets, net	211,371		374,201
TOTAL NONCURRENT ASSETS	1,068,946		1,475,071
TOTAL ASSETS	17,341,272		17,838,724
CURRENT LIABILITIES:
Short-term bank loan	140,445		137,781
Deferred revenue	950,081		876,905
Payroll payable	255,727		223,035
Taxes payable	237,176		251,185
Due to related parties	106,012		121,825
Accrued expenses and other current liabilities	101,046		90,676
Deferred tax liabilities	5,281		6,413
Operating lease liabilities - current portion	163,112		150,615
TOTAL CURRENT LIABILITIES	2,922,917		2,786,442

Operating lease liabilities - non-current portion	69,200		64,797
TOTAL NONCURRENT LIABILITIES	69,200		64,797
TOTAL LIABILITIES	2,992,117		2,851,239
Net revenue	6,624,444	$ 6,192,252
Net loss	(1,088,258)	(5,932)
Net cash (used in) provided by operating activities	(2,223,904)	1,172,301
Net cash provided by (used in) investing activities	337,224	(3,341,270)
Net cash provided by financing activities	372,720	60,601
Effect of exchange rate change on cash and cash equivalents	56,356	93,396
Net decrease in cash and cash equivalents	(1,457,604)	(2,014,972)
Cash and cash equivalents, beginning of period	3,745,389	5,310,244
Cash and cash equivalents, end of period	2,287,785	$ 3,295,272
Nonrelated party
CURRENT ASSETS:
Accounts receivable	4,191,754		3,809,698
Advance to vendors, net	2,586,751		1,289,198
CURRENT LIABILITIES:
Accounts payable	939,900		787,746
Related Party
CURRENT ASSETS:
Accounts receivable	77,818		245,492
Advance to vendors, net	312,417		50
CURRENT LIABILITIES:
Accounts payable	$ 24,137		$ 140,261